INVENTORIES - Summary of Inventories, Net (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 286	$ 319
Work in process	143	149
Finished goods	665	639
Inventories, net	$ 1,094	$ 1,107